                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08600

Morgan Stanley Total Return Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)              (Zip code)

Ronald E. Robison

1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Total Return Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended January 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                                               LIPPER MULTI-
                                                  S&P 500           CAP CORE
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)

  10.58%      10.18%      10.12%      10.73%      15.22%             16.48%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET OVERVIEW

The six-month period ended January 31, 2004, saw a continuation of several themes that had emerged in the months prior to the period. The equity markets gained strongly through the end of the period, with positive returns in every month except September. Strong GDP growth, improving corporate profit results and continued robust consumer spending, combined to push equity benchmarks higher. This strength remained through the end of the period, though more mixed signals in January moderated the market's gains. By the end of the period, market leadership had shifted from deeply cyclical companies in such sectors as technology, industrials and basic materials to companies with more-concrete earnings visibility.

Performance in the bond market was more mixed. Bonds began the period in the red as investors bid up interest rates in anticipation of economic recovery. After peaking in September, interest rates fell steadily through the end of the period as the bond market began signaling less confidence in the strength of the impending economic recovery. The bond market rallied sharply in the last weeks of the period to end with yields well below their September highs.

PERFORMANCE ANALYSIS

Morgan Stanley Total Return Trust underperformed both the S&P 500 Index and the Lipper Multi-Cap Core Funds Index for the six-month period under review. The Fund's relative performance was driven largely by cautious positioning regarding large- versus small-cap companies. In July we shifted a portion of the Fund's holdings out of underperforming large-capitalization stocks in an effort to increase exposure to smaller ones that appeared to offer more competitive value. Unfortunately, the Fund's allocation to small-cap companies was not large enough to reap the full benefits of the rally, and its relative performance suffered.

Toward the end of 2003, investors began anticipating that the U.S. equity market was due for a slowdown after sharp gains throughout the second and third quarters. The Fund therefore shifted to a more conservative stance in an effort to avoid exposure to a market pullback, taking on an overweighted position relative to the benchmarks in defensive sectors and adding to our cash position. While equities prices stagnated in mid January, the slowdown occurred too late in the period for the Fund to benefit. Thus, our decision to trim positions in high-beta, low-quality companies hurt returns.

On a positive note, several of the Fund's holdings performed well. An overweighted stance in financials relative to the S&P 500 Index proved to be one of the Fund's strongest positions. This sector found itself among the top performers in the second half of 2003, as these companies benefited from an improved economic outlook and increased financial activity. The Fund was also helped by our stock selection in consumer cyclicals, which rallied as consumer spending remained strong throughout the period.

   TOP 10 HOLDINGS
   Citigroup                                             3.7%
   Merrill Lynch & Co.                                   3.4
   Cisco Systems                                         2.9
   American Express                                      2.7
   UBS                                                   2.7
   Intel Corp.                                           2.6
   Impac Mortgage Holdings                               2.5
   Zimmer Holdings                                       2.4
   Bard (C.R.) Inc.                                      2.4
   Walt Disney                                           2.3

   TOP FIVE INDUSTRIES
   Financial Conglomerates                             11.3%
   Medical Specialties                                  8.8
   Investment Banks/Brokers                             7.2
   Household/Personal Care                              6.0
   Apparel/Footwear Retail                              5.7

Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) AND CONVERTIBLE SECURITIES OF DOMESTIC AND FOREIGN COMPANIES.

2. IN SELECTING INVESTMENTS TO BUY, HOLD OR SELL, THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., TYPICALLY USES A TOP-DOWN INVESTMENT PROCESS THAT CONSIDERS THE OVERALL ECONOMIC OUTLOOK, THE DEVELOPMENT OF INDUSTRY/SECTOR PREFERENCES, AND, LASTLY, SPECIFIC STOCK SELECTIONS.

3. GENERALLY, THE FUND WILL INVEST IN COMPANIES THAT: (I) HAVE A MARKET CAPITALIZATION OF AT LEAST $1 BILLION, AND (II) IN THE VIEW OF THE INVESTMENT MANAGER, ARE EXPECTED TO PAY DIVIDENDS OR INTEREST INCOME.

4. UP TO 35 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN FOREIGN SECURITIES (INCLUDING DEPOSITARY RECEIPTS).

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JANUARY 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 11/30/94)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              TRFAX                     TRFBX                    TRFCX                    TRFDX
   1 YEAR                              25.90%(3)                 24.87%(3)                24.82%(3)                26.15%(3)
                                       19.29(4)                  19.87(4)                 23.82(4)                    --
   5 YEARS                             (2.69)(3)                 (3.38)(3)                (3.38)(3)                (2.47)(3)
                                       (3.73)(4)                 (3.74)(4)                (3.38)(4)                   --
   SINCE INCEPTION                      1.63(3)                   7.91(3)                  0.90(3)                  1.86(3)
                                        0.79(4)                   7.91(4)                  0.90(4)                    --

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Total Return Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (89.6%)
              Agricultural Commodities/
              Milling (1.3%)
  200,000     Archer-Daniels-Midland
               Co. ....................  $  3,132,000
                                         ------------
              Apparel/Footwear (1.1%)
   70,000     Liz Claiborne, Inc. .....     2,503,900
                                         ------------
              Apparel/Footwear Retail
              (5.7%)
   90,000     Chico's FAS, Inc.*.......     3,315,600
  110,000     Hot Topic, Inc.*.........     3,351,700
  150,000     Pacific Sunwear of
               California, Inc.*.......     3,439,500
  150,000     TJX Companies, Inc.
               (The)...................     3,448,500
                                         ------------
                                           13,555,300
                                         ------------
              Biotechnology (4.4%)
   50,000     Cephalon, Inc.*..........     2,741,000
   20,000     Genentech, Inc.*.........     1,910,000
   30,000     Gilead Sciences, Inc.*...     1,646,100
   85,000     IDEXX Laboratories,
               Inc.*...................     4,167,550
                                         ------------
                                           10,464,650
                                         ------------
              Cable/Satellite TV (1.9%)
  135,000     Comcast Corp. Special
               (Class A)*..............     4,448,250
                                         ------------
              Chemicals: Major
              Diversified (1.4%)
   80,000     Dow Chemical Co. (The)...     3,356,000
                                         ------------
              Computer Communications
              (2.9%)
  270,000     Cisco Systems, Inc.*.....     6,922,800
                                         ------------
              Computer Peripherals
              (1.8%)
   65,000     Zebra Technologies Corp.
               (Class A)*..............     4,199,000
                                         ------------
              Contract Drilling (0.9%)
   50,000     Nabors Industries, Ltd.
               (Bermuda)*..............     2,200,000
                                         ------------
              Drugstore Chains (1.3%)
   90,000     Walgreen Co. ............     3,109,500
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electrical Products
              (2.7%)
  100,000     American Power Conversion
               Corp. ..................  $  2,479,000
  110,000     Molex Inc. ..............     3,821,400
                                         ------------
                                            6,300,400
                                         ------------
              Financial Conglomerates
              (11.3%)
  125,000     American Express Co. ....     6,480,000
  175,000     Citigroup Inc. ..........     8,659,000
  130,000     J.P. Morgan Chase &
               Co. ....................     5,055,700
   90,000     UBS AG (ADR)
               (Switzerland)*..........     6,450,300
                                         ------------
                                           26,645,000
                                         ------------
              Household/Personal Care
              (6.0%)
  115,000     Estee Lauder Companies,
               Inc. (The) (Class A)....     4,711,550
  125,000     Gillette Co. (The).......     4,531,250
   50,000     Procter & Gamble Co.
               (The)...................     5,054,000
                                         ------------
                                           14,296,800
                                         ------------
              Industrial Conglomerates
              (2.3%)
  160,000     General Electric Co. ....     5,380,800
                                         ------------
              Information Technology
              Services (2.2%)
   80,000     Anteon International
               Corp.*..................     2,327,200
   65,000     CACI International Inc.
               (Class A)*..............     2,874,950
                                         ------------
                                            5,202,150
                                         ------------
              Internet Software/
              Services (2.0%)
  100,000     Yahoo! Inc.*.............     4,685,000
                                         ------------
              Investment Banks/ Brokers
              (7.2%)
   50,000     Goldman Sachs Group, Inc.
               (The)...................     4,977,500
   50,000     Lehman Brothers Holdings
               Inc. ...................     4,105,000
  135,000     Merrill Lynch & Co.,
               Inc. ...................     7,936,650
                                         ------------
                                           17,019,150
                                         ------------

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Major Banks (1.5%)
   60,000     Wells Fargo & Co. .......  $  3,444,600
                                         ------------
              Media Conglomerates
              (2.3%)
  225,000     Disney (Walt) Co.
               (The)...................     5,400,000
                                         ------------
              Medical Specialties
              (8.8%)
   60,000     Bard (C.R.), Inc. .......     5,652,000
   85,000     Respironics, Inc.*.......     4,185,400
   60,000     Stryker Corp. ...........     5,324,400
   75,000     Zimmer Holdings, Inc.*...     5,737,500
                                         ------------
                                           20,899,300
                                         ------------
              Miscellaneous
              Manufacturing (1.9%)
   50,000     Danaher Corp. ...........     4,577,500
                                         ------------
              Oil & Gas Production
              (3.7%)
  115,000     Apache Corp. ............     4,425,200
   40,000     Burlington Resources
               Inc. ...................     2,189,600
   50,000     Occidental Petroleum
               Corp. ..................     2,202,500
                                         ------------
                                            8,817,300
                                         ------------
              Oilfield Services/
              Equipment (2.1%)
   60,000     BJ Services Co.*.........     2,348,400
   55,000     Smith International,
               Inc.*...................     2,665,300
                                         ------------
                                            5,013,700
                                         ------------
              Packaged Software (3.6%)
  190,000     Microsoft Corp. .........     5,253,500
  100,000     VERITAS Software
               Corp.*..................     3,286,000
                                         ------------
                                            8,539,500
                                         ------------
              Real Estate Investment
              Trusts (2.5%)
  300,000     Impac Mortgage Holdings,
               Inc. ...................     6,030,000
                                         ------------
              Restaurants (2.2%)
  135,000     Applebee's International,
               Inc. ...................     5,146,200
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Semiconductors (4.6%)
  100,000     Analog Devices, Inc. ....  $  4,785,000
  200,000     Intel Corp. .............     6,120,000
                                         ------------
                                           10,905,000
                                         ------------
              Total Common Stocks
              (Cost $175,761,216)......   212,193,800
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (3.4%)
              Repurchase Agreement
  $ 7,940     Joint repurchase
               agreement account 1.02%
               due 02/02/04 (dated
               01/30/04; proceeds
               $7,940,675) (a)
               (Cost $7,940,000).......     7,940,000
                                         ------------

Total Investments
(Cost $183,701,216) (b).....    93.0%     220,133,800
Other Assets in Excess of
Liabilities.................     7.0       16,667,334
                               -----     ------------
Net Assets..................   100.0%    $236,801,134
                               =====     ============

---------------------

    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $38,573,440 and the aggregate gross unrealized depreciation is $2,140,856, resulting in net unrealized appreciation of $36,432,584.

6
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $183,701,216).......................................  $220,133,800
Receivable for:
    Investments sold........................................    18,981,529
    Dividends...............................................       209,662
    Shares of beneficial interest sold......................       113,562
Prepaid expenses and other assets...........................        49,272
                                                              ------------
    Total Assets............................................   239,487,825
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,906,220
    Shares of beneficial interest redeemed..................       386,907
    Distribution fee........................................       181,476
    Investment management fee...............................       154,179
Accrued expenses and other payables.........................        57,909
                                                              ------------
    Total Liabilities.......................................     2,686,691
                                                              ------------
    Net Assets..............................................  $236,801,134
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $510,104,715
Net unrealized appreciation.................................    36,432,584
Net investment loss.........................................      (846,814)
Accumulated net realized loss...............................  (308,889,351)
                                                              ------------
    Net Assets..............................................  $236,801,134
                                                              ============
Class A Shares:
Net Assets..................................................   $11,918,703
Shares Outstanding (unlimited authorized, $.01 par value)...       814,746
    Net Asset Value Per Share...............................        $14.63
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $15.44
                                                              ============
Class B Shares:
Net Assets..................................................  $195,839,394
Shares Outstanding (unlimited authorized, $.01 par value)...    14,033,630
    Net Asset Value Per Share...............................        $13.96
                                                              ============
Class C Shares:
Net Assets..................................................   $10,301,692
Shares Outstanding (unlimited authorized, $.01 par value)...       739,392
    Net Asset Value Per Share...............................        $13.93
                                                              ============
Class D Shares:
Net Assets..................................................   $18,741,345
Shares Outstanding (unlimited authorized, $.01 par value)...     1,261,566
    Net Asset Value Per Share...............................        $14.86
                                                              ============

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $1,125 foreign withholding tax)...........  $ 1,382,350
Interest....................................................      146,193
                                                              -----------
    Total Income............................................    1,528,543
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................       15,018
Distribution fee (Class B shares)...........................    1,017,276
Distribution fee (Class C shares)...........................       53,668
Investment management fee...................................      919,738
Transfer agent fees and expenses............................      261,278
Shareholder reports and notices.............................       38,560
Registration fees...........................................       32,803
Professional fees...........................................       25,906
Custodian fees..............................................        6,408
Other.......................................................        4,702
                                                              -----------
    Total Expenses..........................................    2,375,357
                                                              -----------
    Net Investment Loss.....................................     (846,814)
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   15,670,967
Net change in unrealized appreciation.......................    8,913,806
                                                              -----------
    Net Gain................................................   24,584,773
                                                              -----------
Net Increase................................................  $23,737,959
                                                              ===========

8
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              JANUARY 31, 2004   JULY 31, 2003
                                                              ----------------   -------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (846,814)    $   (265,722)
Net realized gain (loss)....................................      15,670,967      (66,259,581)
Net change in unrealized appreciation/depreciation..........       8,913,806       57,740,675
                                                                ------------     ------------
    Net Increase (Decrease).................................      23,737,959       (8,784,628)

Net decrease from transactions in shares of beneficial
  interest..................................................     (37,810,718)     (95,839,948)
                                                                ------------     ------------
    Net Decrease............................................     (14,072,759)    (104,624,576)
Net Assets:
Beginning of Period.........................................     250,873,893      355,498,469
                                                                ------------     ------------
End of Period
(Including a net investment loss of $846,814 and $0,
respectively)...............................................    $236,801,134     $250,873,893
                                                                ============     ============

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; and (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

2. Investment Management

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million, but not exceeding $1 billion; and 0.70% to the portion of daily net assets in excess of $1 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,103,692 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

six months ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $166,398 and $175, respectively and received $1,954 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2004 aggregated $106,418,258 and $134,553,581, respectively. Also included are purchases with other Morgan Stanley funds of $2,100,000.

For the six months ended January 31, 2004, the Fund incurred brokerage commissions of $37,438 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2004, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $2,286,028.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $1,000.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2003, the Fund had a net capital loss carryforward of $315,965,727 of which $10,380,649 will expire on July 31, 2009, $206,714,352 will expire on July 31, 2010 and $98,870,726 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

As of July 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed arise on the first day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        JANUARY 31, 2004                  JULY 31, 2003
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................      43,686   $    609,709          240,033   $  2,940,405
Redeemed..........................................    (140,926)    (1,948,886)        (390,249)    (4,779,669)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class A............................     (97,240)    (1,339,177)        (150,216)    (1,839,264)
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     271,683      3,605,537          800,117      9,497,209
Redeemed..........................................  (2,740,112)   (36,436,681)      (8,064,626)   (94,788,916)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................  (2,468,429)   (32,831,144)      (7,264,509)   (85,291,707)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................      15,040        199,776          135,937      1,596,791
Redeemed..........................................    (148,506)    (1,968,731)        (451,368)    (5,285,514)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class C............................    (133,466)    (1,768,955)        (315,431)    (3,688,723)
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      92,362      1,290,294          287,375      3,575,059
Redeemed..........................................    (222,600)    (3,161,736)        (695,706)    (8,595,313)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class D............................    (130,238)    (1,871,442)        (408,331)    (5,020,254)
                                                    ----------   ------------       ----------   ------------
Net decrease in Fund..............................  (2,829,373)  $(37,810,718)      (8,138,487)  $(95,839,948)
                                                    ==========   ============       ==========   ============

7. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the

Morgan Stanley Total Return Trust
NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2004 (UNAUDITED) continued

Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Total Return Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX               FOR THE YEAR ENDED JULY 31,
                                                   MONTHS ENDED     ----------------------------------------------
                                                 JANUARY 31, 2004    2003      2002      2001      2000      1999
                                                 ----------------   -------   -------   -------   -------   ------
                                                   (unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $13.23         $13.18    $17.26    $23.88    $20.36   $16.78
                                                      ------         ------    ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment income (loss)++.............         0.00           0.07     (0.02)    (0.07)    (0.01)    0.00
    Net realized and unrealized gain (loss)....         1.40          (0.02)    (4.06)    (6.16)     4.72     4.47
                                                      ------         ------    ------    ------    ------   ------

Total income (loss) from investment
 operations....................................         1.40           0.05     (4.08)    (6.23)     4.71     4.47
                                                      ------         ------    ------    ------    ------   ------

Less distributions from net realized gain......           --             --        --     (0.39)    (1.19)   (0.89)
                                                      ------         ------    ------    ------    ------   ------

Net asset value, end of period.................       $14.63         $13.23    $13.18    $17.26    $23.88   $20.36
                                                      ======         ======    ======    ======    ======   ======

Total Return+..................................        10.58 %(1)      0.38%   (23.64)%  (26.31)%   23.77%   27.78%

Ratios to Average Net Assets(3):
Expenses.......................................         1.30 %(2)      1.26%     1.22%     1.12%     1.18%    1.30%

Net investment income (loss)...................        (0.05)%(2)      0.58%    (0.14)%   (0.34)%   (0.06)%  (0.10)%

Supplemental Data:
Net assets, end of period, in thousands........      $11,919        $12,068   $14,003   $22,074   $16,211   $4,079

Portfolio turnover rate........................           50 %(1)       131%       54%      107%       71%      79%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific purposes.

16
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL HIGHLIGHTS continued

                                            FOR THE SIX                  FOR THE YEAR ENDED JULY 31,
                                            MONTHS ENDED     ----------------------------------------------------
                                          JANUARY 31, 2004     2003       2002       2001       2000       1999
                                          ----------------   --------   --------   --------   --------   --------
                                            (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period....        $12.67         $12.72     $16.78     $23.41     $20.10     $16.68
                                                ------         ------     ------     ------     ------     ------

Income (loss) from investment
 operations:
    Net investment loss++...............         (0.05)         (0.02)     (0.14)     (0.22)     (0.14)     (0.12)
    Net realized and unrealized gain
    (loss)..............................          1.34          (0.03)     (3.92)     (6.02)      4.64       4.43
                                                ------         ------     ------     ------     ------     ------

Total income (loss) from investment
 operations.............................          1.29          (0.05)     (4.06)     (6.24)      4.50       4.31
                                                ------         ------     ------     ------     ------     ------

Less distributions from net realized
 gain...................................            --             --         --      (0.39)     (1.19)     (0.89)
                                                ------         ------     ------     ------     ------     ------

Net asset value, end of period..........        $13.96         $12.67     $12.72     $16.78     $23.41     $20.10
                                                ======         ======     ======     ======     ======     ======

Total Return+...........................         10.18 %(1)     (0.39)%   (24.20)%   (26.89)%    23.01%     27.04%

Ratios to Average Net Assets(3):
Expenses................................          2.05 %(2)      2.04%      1.98%      1.91%      1.75%      1.90%

Net investment loss.....................         (0.80)%(2)     (0.20)%    (0.90)%    (1.13)%    (0.63)%    (0.70)%

Supplemental Data:
Net assets, end of period, in
 thousands..............................      $195,839       $209,086   $302,387   $569,589   $551,685   $194,763

Portfolio turnover rate.................            50 %(1)       131%        54%       107%        71%        79%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific purposes.

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX               FOR THE YEAR ENDED JULY 31,
                                                   MONTHS ENDED     ----------------------------------------------
                                                 JANUARY 31, 2004    2003      2002      2001      2000      1999
                                                 ----------------   -------   -------   -------   -------   ------
                                                   (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $12.65         $12.70    $16.77    $23.40    $20.12   $16.66
                                                      ------         ------    ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment loss++......................        (0.05)         (0.02)    (0.14)    (0.22)    (0.20)   (0.09)
    Net realized and unrealized gain (loss)....         1.33          (0.03)    (3.93)    (6.02)     4.67     4.44
                                                      ------         ------    ------    ------    ------   ------

Total income (loss) from investment
 operations....................................         1.28          (0.05)    (4.07)    (6.24)     4.47     4.35
                                                      ------         ------    ------    ------    ------   ------

Less distributions from net realized gain......           --             --        --     (0.39)    (1.19)   (0.89)
                                                      ------         ------    ------    ------    ------   ------

Net asset value, end of period.................       $13.93         $12.65    $12.70    $16.77    $23.40   $20.12
                                                      ======         ======    ======    ======    ======   ======

Total Return+..................................        10.12 %(1)     (0.86)%  (23.91)%  (26.87)%   22.78%   27.33%

Ratios to Average Net Assets(3):
Expenses.......................................         2.05 %(2)      2.03%     1.98%     1.91%     1.93%    1.72%

Net investment loss............................        (0.80)%(2)     (0.19)%   (0.90)%   (1.13)%   (0.81)%  (0.52)%

Supplemental Data:
Net assets, end of period, in thousands........      $10,302        $11,042   $15,091   $25,906   $21,997   $1,609

Portfolio turnover rate........................           50 %(1)       131%       54%      107%       71%      79%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific purposes.

18
                       See Notes to Financial Statements

Morgan Stanley Total Return Trust
FINANCIAL HIGHLIGHTS continued

                                                   FOR THE SIX               FOR THE YEAR ENDED JULY 31,
                                                   MONTHS ENDED     ----------------------------------------------
                                                 JANUARY 31, 2004    2003      2002      2001      2000      1999
                                                 ----------------   -------   -------   -------   -------   ------
                                                   (unaudited)

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period...........       $13.42         $13.34    $17.43    $24.05    $20.46   $16.83
                                                      ------         ------    ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment income (loss)++.............         0.01           0.10      0.02     (0.03)     0.03     0.02
    Net realized and unrealized gain (loss)....         1.43          (0.02)    (4.11)    (6.20)     4.75     4.50
                                                      ------         ------    ------    ------    ------   ------

Total income (loss) from investment
 operations....................................         1.44           0.08     (4.09)    (6.23)     4.78     4.52
                                                      ------         ------    ------    ------    ------   ------

Less distributions from net realized gain......           --             --        --     (0.39)    (1.19)   (0.89)
                                                      ------         ------    ------    ------    ------   ------

Net asset value, end of period.................       $14.86         $13.42    $13.34    $17.43    $24.05   $20.46
                                                      ======         ======    ======    ======    ======   ======

Total Return+..................................        10.73%(1)       0.60%   (23.47)%  (26.12)%   24.00%   28.08%

Ratios to Average Net Assets(3):
Expenses.......................................         1.05%(2)       1.04%     0.98%     0.91%     0.93%    1.06%

Net investment income (loss)...................         0.20%(2)       0.80%     0.10%    (0.13)%    0.19%    0.14%

Supplemental Data:
Net assets, end of period, in thousands........      $18,741        $18,679   $24,018   $36,105   $24,407   $1,990

Portfolio turnover rate........................           50%(1)        131%       54%      107%       71%      79%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific purposes.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Total Return Trust

Semiannual Report
January 31, 2004

[MORGAN STANLEY LOGO]

                                                    38588RPT-00-13959CO4-AP-3/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Return Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004


                                       3